Revenue from Contract with Customers (Details) - Schedule of Information about Receivables, Contract Assets and Contract Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Information about Receivables, Contract Assets and Contract Liabilities [Abstract]
Receivables, which are included in ‘trade receivables, net	$ 3,682,302	$ 1,831,724